Share Capital and Capital reserve	9 Months Ended
Sep. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital and Capital reserve	Share Capital, Capital reserve and Other reserves
Ordinary Shares

On August 5, 2021, the Company announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $500 million of the Company’s ordinary shares. Acquisitions pursuant to the share repurchase program may be made from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions, at the Company's discretion, as permitted by securities laws and other legal requirements. Pursuant to the program, as at December 31, 2021, 3,090,082 ordinary shares had been repurchased and canceled at an average price of $24.50, for aggregate gross costs of $75.8 million (€67.1 million). Directly attributed transaction costs of €0.1 million were incurred. During 2022, a further 1,160,547 ordinary shares were repurchased and canceled in open market transactions at an average price of $26.23 for aggregate gross costs of $30.5 million (€26.8 million) under this authorization.

See Note 15 for further information on restricted shares vested as part of the 2018 Management Share Awards and 2021 Non-Executive Director Share Awards.

The following is the authorized share capital available to the Company:
•Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share
•Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share

	Shares		September 30, 2022	December 31, 2021
	September 30, 2022	December 31, 2021	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	172,550,253	173,559,173	1,613.2	1,639.6
Founder Preferred Shares with nil nominal value	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			1,623.8	1,650.2
Listing and share transaction costs			(27.1)	(27.1)
Total net share capital and capital reserve			1,596.7	1,623.1
Other Reserves
Other reserves as at September 30, 2022, include a cash flow hedging reserve of €57.5 million (December 31, 2021: €10.9 million) and a cost of hedging reserve with a deficit of €2.3 million (December 31, 2021: deficit of €0.4 million).